Equity Method Investment	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment

7 EQUITY METHOD INVESTMENT

In May 2010, the Company made a 49% equity interest investment in Chengdu Baimo Technology Co., Ltd. (“Baimo”), a mobile game developer based in the PRC. The Company accounted for the investment under the equity method. As of December 31, 2011, the carrying value of the investment was nil. In August 2013, the Company disposed Baimo for a nominal amount.

In October 2010, the Company acquired 60% equity interest in Fengmingxuan Network Co., Ltd. (“Fengmingxuan”), an online reading service provider based in the PRC. The Company accounted for its investment in Fengmingxuan using the equity method because the other 40% equity holders have substantive participating rights in (i) selecting, terminating, and setting the compensation of management responsible for implementing Fengmingxuan’s policies and procedures; and (ii) establishing operating and capital decisions of Fengmingxuan, including budgets, in the ordinary course of business. As of December 31, 2011, the carrying value of the investment was nil. Currently, the Company is seeking a buyer to sell its equity interest in Fengmingxuan and does not expect to receive significant proceeds from the disposal.

In February 2011, Jiubang Digital made a 33% equity interest investment in Zhuhai Zhengdian Technology Co., Ltd. (“Zhuhai Zhengdian”), a mobile security software developer based in the PRC. The 33% equity interest was held by Zhuhai Changsheng Computer Technology Co., Ltd. (“Zhuhai Changsheng”) on behalf of the Company through a loan agreement. Pursuant to the loan agreement, (1) the Company lent to Zhuhai Changsheng interest free loan in the amount of RMB4,000,000 for the sole purpose of its contribution of the Zhuhai Zhengdian’s 33% registered capital; (2) Zhuhai Changsheng assigned its 33% voting right and profit distribution right to the Company; and (3) Zhuhai Changsheng pledged 33% equity interests in the Zhuhai Zhengdian to the Company. In substance, through the loan agreement, Zhuhai Changsheng held the equity investment in Zhuhai Zhengdian on behalf of the Company.

Zhuhai Changsheng is a related party of the Company, and is wholly owned by Hu Xiaomei, who is the spouse of Deng Yuqiang. The investment was accounted for under equity method. On May 1, 2012 (date of disposal), Zhuhai Changsheng entered into Equity Transfer Agreement on behalf of the Company with an independent third party for the sale of 33% equity interest in Zhuhai Zhengdian for a total cash consideration of US$1,000,000 (equivalent to RMB6,400,000). A gain of RMB4,182,485 was recognized from disposal of Zhuhai Zhengdian upon completion of the sale in May 2012. The gain was measured as the difference between cash consideration to be received and the carrying amount of the investment at the time of completion of the sale. The cash consideration of the disposal transaction was received in full by the Company on February 18, 2013.

The Company’s share of losses from equity investment in Zhuhai Zhengdian was RMB1,072,946 for the years ended December 31, 2012. The summarized income statement data of Zhuhai Zhengdian is as follows:

Income statement data	Year Ended December 31,
2012(a)
RMB
Revenues	—
Gross profit	—
Operating loss	3,251,349
Net loss	3,251,349

(a)	For the period from January 1, 2012 to May 1, 2012 (date of disposal).

The summarized income statement data of Baimo and Fengmingxuan is as follows:

Year Ended December 31,
Income statement data	2012
RMB
Revenues	3,133,900
Gross profit	1,964,361
Operating loss	1,696,790
Net loss	1,686,296

In April 2014, the Company made a 40% equity interest investment in Guangzhou Woshou Information Technology Co., Ltd. (“Woshou”), a software service company based in the PRC, through investing an intangible asset, which book value was nil. The Company recognized a gain of RMB6,407,465 for the exchange of the intangible asset for the equity interest investment, which is recorded in other income in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2014. The Company accounted for the investment under the equity method. As of December 31, 2014, the carrying value of the investment was RMB5,811,430. The Company recognized its share of losses from this equity investment of RMB596,035 for the year ended December 31, 2014. As of December 31, 2014, the carrying amount of this investment exceeded the Company’s share of net assets in Woshou by RMB3,042,579, which was the embedded goodwill.

In May 2014, the Company made a 49% equity interest investment in GO Launcher Korea Co., Ltd. (“GO Korea”), a joint venture company in Republic of Korea for developing a business related to mobile products and services in Korea and other contents business in China, by paying cash of RMB1,376,024. The Company accounted for the investment under the equity method. As of December 31, 2014, the carrying value of the investment was RMB1,169,274. The Company recognized its share of losses from this equity investment of RMB206,750 for the year ended December 31, 2014. As of December 31, 2014, the carrying amount of this investment equaled to the Company’s share of net assets in Go Korea.

In November 2014, the Company made a 49% equity interest investment in Guangzhou Jiucai Information Technology Co., Ltd. (“Jiucai”), a lottery service company based in the PRC, by paying cash of RMB12,000,000. The other shareholder of Jiucai is Chang Yingming, the Company’s co-chief operating officer, who owns 51% of Jiucai’s equity interest. The Company accounts for the investment under the equity method. As of December 31, 2014, the carrying value of the investment was RMB12,179,876. The Company recognized its share of gain from this equity investment of RMB179,876 for the year ended December 31, 2014. As of December 31, 2014, the carrying amount of this investment equaled to the Company’s share of net assets in Jiucai.